Discontinued Operations - Bargain sale discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Discontinued Operations and Disposal Groups [Abstract]
Gain on sale before taxes	$ 0	$ 0	$ 4,665
Income before income taxes	0	0	4,665
Permanent tax benefit	0	0	2,126
Provision for income taxes	0	0	(1,823)
Income from discontinued operations	$ 0	$ 0	$ 4,968